Victory 500 Index Fund Shareholder Fees - Victory 500 Index Fund	Apr. 30, 2025 USD ($)
Member Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Shareholder Fee, Other	$ 10.00	[1]
Reward Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Shareholder Fee, Other	$ 0

[1]	Victory Capital Transfer Agency, Inc., the Fund’s transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. The transfer agent deducts $2.50 per quarter from your account to pay the annual fee.